Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 7 – Subsequent Events

On February 5, 2021, Ms. Louise Lowe resigned as a member of the Company’s board. She had no disagreements with management.

On March 12, 2021, the Company received an additional $205,000 and issued 20,503,600 shares of the Company’s stock and 20,503,600 warrants, with each warrant to purchase one share of the Company’s stock at $0.20/share. The warrants expire on September 30, 2022.